NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Capitalized Computer Software Costs and Goodwill and Intangible Assets (Details)	12 Months Ended
Mar. 31, 2017
Capitalized computer software costs
Capitalized Computer Software Costs
Estimated useful life	5 years
Customer relationships | Minimum
Capitalized Computer Software Costs
Estimated useful life	10 years
Customer relationships | Maximum
Capitalized Computer Software Costs
Estimated useful life	15 years
Noncompete agreements
Capitalized Computer Software Costs
Estimated useful life	3 years
Favorable leases
Capitalized Computer Software Costs
Estimated useful life	3 years
Trademarks
Capitalized Computer Software Costs
Estimated useful life	10 years